Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events

●	On April 14, 2021, The Company successfully negotiated and retired a $731,118 payable for $20,000.

●	On April 19, 2021, The Company closed a financing round of $4,500,000. This financing consisted of $3,000,000 raised in cash, and the rollover of $1,500,000 of pre-existing convertible debt into equity. This financing allowed the company to successfully retire all convertible debt from the balance sheet. Over $1,400,000 of cash was infused into the Company after debt payoff and transaction fees. As part of the settlement of the pre-existing debt, 1,200,000 shares of NGTF common stock were issued to Eagle Equities.

●	On May 4, 2021, The Company issued 72,288 shares to vendors and consultants for services provided.

19.	Subsequent Events	●	Subsequent to the end of the Fiscal Year, noteholder Eagle Equities converted $347,000 of principal and $36,448.23 of interest of outstanding notes to stock. The average conversion price in these transactions was $.117. 3,288,917 shares were issued to the noteholder in these transactions.

		●	On August 12, 2020 the Company entered into a convertible promissory note and security purchase agreement dated and funded August 12, 2020, in the amount of $205,700. The lender was Eagle Equities, LLC.

		●	On October 13, 2020 the Company entered into a convertible promissory note and security purchase agreement dated and funded October 13, 2020, in the amount of $205,700. The lender was Eagle Equities, LLC.